Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Borrowings
(a)	Borrowings are analyzed as follows:

	2019 RMB million	2018 RMB million
Non-current
Long-term borrowings
– secured (Note (i))	10	511
– unsecured	2,381	8,911

	2,391	9,422
Corporate bond
– unsecured (Note (ii))	8,646	4,655
Medium-term notes
– unsecured (Note (iii))	2,600	1,599

	13,637	15,676

Current
Current portion of long-term borrowings
– secured (Note (i))	90	94
– unsecured	51	808
Short-term borrowings
– unsecured	12,250	20,739
Ultra-short-term financing bills
– unsecured	22,497	4,000

	34,888	25,641
Current portion of corporate bond and medium-term notes
– unsecured (Notes (ii)&(iii))	2,655	13,100

	37,543	38,741

Total borrowings	51,180	54,417

The borrowings are repayable:
Within one year	37,543	38,741
In the second year	3,773	7,757
In the third to fifth year	8,389	6,004
After the fifth year	1,475	1,915

Total borrowings	51,180	54,417

Notes:

(i)
As at December 31, 2019, bank borrowings of the Group of approximately RMB10 million (December 31, 2018: RMB390 million) were secured by certain owned aircraft with a carrying amount of RMB339 million (December 31, 2018: RMB373 million). Bank borrowings of approximately RMB90 million (December 31, 2018: RMB215 million) were secured by certain land use rights under right-of-use assets of RMB87 million (December 31, 2018: lease prepayments of RMB88 million) and investment property of RMB15 million (December 31, 2018: RMB18 million).

(ii)
The Group issued corporate bonds with aggregate nominal value of RMB3,000 million on November 20, 2015 at a bond rate of 3.63%. The corporate bonds mature in five years. The Company will be entitled at its option to adjust its bond rate and the investors will be entitled to request the Company to redeem all or a portion of the bonds after three years of the issue date. The bonds with nominal value of RMB345 million were redeemed by the Company in 2018 at the request of investors, and the remaining bonds of RMB2,655 million will mature within one year.

The Group issued corporate bonds with aggregate nominal value of RMB5,000 million on March 3, 2016 at a bond rate of 2.97%. The corporate bonds mature in three years. The bonds with nominal value of RMB5,000 million were redeemed by the Company in 2019.
The Group issued corporate bonds with aggregate nominal value of RMB5,000 million on May 25, 2016 at a bond rate of 3.12%. The corporate bonds mature in five years. The Company will be entitled at its option to adjust its bond rate and the investors will be entitled to request the Company to redeem all or a portion of the bonds after three years of the issue date. The bonds with nominal value of RMB4,851 million were redeemed by the Company in 2019 at the request of investors, and the remaining bonds of RMB149 million will mature in five years from the issue date.
The Group issued corporate bonds with aggregate nominal value of RMB2,000 million on November 26, 2018 at a bond rate of 3.92%. The corporate bonds mature in three years.
The Group issued corporate bonds with aggregate nominal value of RMB3,000 million on February 21, 2019 at a bond rate of 3.45%. The corporate bonds mature in three years.
The Group issued corporate bonds with aggregate nominal value of RMB2,000 million on May 16, 2019 at a bond rate of 3.72%. The corporate bonds mature in three years.
Xiamen Airlines issued corporate bonds with aggregate nominal value of RMB1,500 million on November 20, 2019 at a bond rate of 3.58%. The corporate bonds mature in three years.

(iii)
Xiamen Airlines issued medium-term notes with aggregate nominal value of RMB1,300 million on August 15, 2016 at an interest rate of 2.97%. The medium-term notes mature in three years and were redeemed in 2019.

Xiamen Airlines issued medium-term notes with aggregate nominal value of RMB1,600 million on October 20, 2016 at an interest rate of 3.11%. The medium-term notes mature in five years.
Xiamen Airlines issued medium-term notes with aggregate nominal value of RMB1,800 million on November 21, 2016 at an interest rate of 3.38%. The medium-term notes mature in three years and were redeemed in 2019.
The Group issued medium-term notes with aggregate nominal value of RMB1,000 million on October 18, 2019 at an interest rate of 3.20%. The medium-term notes mature in three years.

Borrowings by Currencies
(d)	The carrying amounts of the borrowings are denominated in the following currencies:

	2019 RMB million	2018 RMB million
Renminbi	46,823	47,607
USD	4,357	6,810

	51,180	54,417

Non-current borrowings [member]
Statement [LineItems]
Summary of Borrowings
(c)	Details of borrowings with original maturity over one year are as follows:

	2019 RMB million	2018 RMB million
Renminbi denominated loans
Fixed interest rate at 1.20% per annum as at December 31, 2019, with maturities through 2027	19	19
Corporate Bond - Fixed bond rate at 2.97%~3.92%	11,301	14,655
Medium-term notes - Fixed interest rate at 2.97%~3.38%	2,600	4,699
Floating interest rates 90%~100% of benchmark interest rate (stipulated by PBOC) as at December 31, 2019, with maturities through 2033	1,633	10,213
Fixed interest rate at 3.92% per annum as at December 31, 2019, with maturities through 2022	800	—
Fixed interest rate at 4.41% per annum as at December 31, 2019, with maturities through 2034	80	—
USD denominated loans
Fixed interest rate at 3.32% per annum as at December 31, 2018, with maturities through 2020	—	92

	16,433	29,678
Less: loans due within one year classified as current liabilities	(2,796)	(14,002)

	13,637	15,676